Redeemable Convertible Preference Shares (Tables)	6 Months Ended
Jun. 30, 2025
Redeemable Convertible Preference Shares [Abstract]
Schedule of Redeemable Convertible Preference Shares
	As of December 31, 2024	As of June 30, 2025
	MYR	MYR	USD
- Non-current	6,213,040	3,746,569	886,615
- Current	3,377,330	5,300,990	1,254,464
	9,590,370	9,047,559	2,141,079

Schedule of Preference Shares Activities

The Group’s preference shares activities for the period ended December 31, 2024 and June 30, 2025 are summarized below:

	Agroz Inc. RCPS
	(note (a))
	No. of shares	Amount
As of January 1, 2024	604,870	6,483,536
Issuance	714,979	7,989,890
Conversion	(419,929)	(4,389,989)
Equity component	–	(321,679)
Foreign exchange loss	–	(171,388)
As of December 31, 2024 and January 1, 2025	899,920	9,590,370
Issuance	–	–
Conversion	–	–
Equity component	–	–
Foreign exchange loss	–	(542,811)
As of December 31, 2025	899,920	9,047,559
As of December 31, 2025 (USD )	899,920	2,141,079

Schedule of Fair Value of a Similar Liability on Initial Recognition

The key valuation assumptions used to determine the fair value of a similar liability on initial recognition are as follows:

	December 22, 2023	January 10, 2024	March 20, 2024	June 6, 2024	September 18, 2024	October 23, 2024
	(date of issuance)	(date of issuance)	(date of issuance)	(date of issuance)	(date of issuance)	(date of issuance)
Credit spread	7.60%	7.84%	7.86%	7.22%	6.58%	5.63%
Risk free rate	4.32%	4.38%	4.64%	4.74%	3.62%	4.07%
Country risk premium	1.31%	1.31%	1.31%	1.31%	1.19%	1.19%
Liquidity premium	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Credit rating	B to below CCC	B to below CCC	B to below CCC	B to below CCC	B to below CCC	B to below CCC